S000012492 [Member] Investment Objectives and Goals - ACTIVE M INTERNATIONAL EQUITY FUND	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	ACTIVE M INTERNATIONAL EQUITY FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide long-term capital appreciation through a diversified portfolio of primarily non‑U.S. equity securities. Any income received is incidental to this objective.